USAA Precious Metals and Minerals Fund
Risk/Return Summary
INVESTMENT OBJECTIVE
The USAA Precious Metals and Minerals Fund (the Fund) seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USAA Precious Metals and Minerals Fund) USAA Precious Metals and Minerals Fund	Precious Metals and Minerals Fund Shares	Precious Metals and Minerals Fund Institutional Shares	Precious Metals and Minerals Fund Adviser Shares
Redemption Fee	none	none
Redemption Fee (on shares held less than 60 days)			1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (USAA Precious Metals and Minerals Fund) USAA Precious Metals and Minerals Fund	Precious Metals and Minerals Fund Shares	Precious Metals and Minerals Fund Institutional Shares	Precious Metals and Minerals Fund Adviser Shares
Management Fees (fluctuates based on the Fund's performance relative to a securities market index)	0.71%	0.74%	0.73%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.47%	0.25%	0.51%
Total Annual Operating Expenses	1.18%	0.99%	1.49%
Reimbursement from Adviser			(0.04%)	[1]
Total Annual Operating Expenses After Reimbursement	1.18%	0.99%	1.45%
[1]	(a) The Adviser has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.45% of the Adviser Shares’ average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2014.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (USAA Precious Metals and Minerals Fund) USAA Precious Metals and Minerals Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Precious Metals and Minerals Fund Shares	120	375	649	1,432
Precious Metals and Minerals Fund Institutional Shares	101	315	547	1,213
Precious Metals and Minerals Fund Adviser Shares	152	471	813	1,779

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies and the natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, and economic cycles could also adversely affect these companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, the means of global transportation, energy conservation, the success of exploration projects, commodity prices, natural and/or man-made disasters, and tax and other government regulations. Because the Fund focuses on investments in securities of precious metals and minerals companies, the Fund's performance largely depends on the overall condition of these companies, and the Fund could be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer or a limited number of issuers. The securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results than a diversified fund.

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
-48.19% (6/30/13)
BEST QUARTER*	WORST QUARTER*
29.74% 3rd Qtr. 2003	-30.36% 3rd Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns (USAA Precious Metals and Minerals Fund) USAA Precious Metals and Minerals Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Precious Metals and Minerals Fund Shares	(11.86%)	3.99%	16.83%
Precious Metals and Minerals Fund Shares Return After Taxes on Distributions	(12.08%)	2.74%	15.53%
Precious Metals and Minerals Fund Shares Return After Taxes on Distributions and Sales	(7.42%)	3.31%	14.95%
Precious Metals and Minerals Fund Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.09%
Precious Metals and Minerals Fund Shares NYSE Arca Gold Miners (GDM) Index (reflects no deduction for fees, expenses, or taxes)	(8.46%)	1.16%	10.26%
Precious Metals and Minerals Fund Shares Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes)	(9.63%)	2.67%	13.99%
Precious Metals and Minerals Fund Institutional Shares	(11.65%)			5.43%	Aug. 01, 2008
Precious Metals and Minerals Fund Institutional Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)				5.05%	Aug. 01, 2008	[1]
Precious Metals and Minerals Fund Institutional Shares NYSE Arca Gold Miners (GDM) Index (reflects no deduction for fees, expenses, or taxes)				2.50%	Aug. 01, 2008	[1]
Precious Metals and Minerals Fund Institutional Shares Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes)				4.14%	Aug. 01, 2008	[1]
Precious Metals and Minerals Fund Adviser Shares	(12.07%)			(3.44%)	Aug. 01, 2010
[1]	* The average annual total return for the S&P 500 Index, GDM Index, and Lipper Precious Metals Equity Funds Index was 13.68%, -0.30%, and -0.97%, respectively, from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2012.